Long-Term Debt - Short-Term (Details) - P3 Health Partners Inc. - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Short-term Debt [Line Items]
Third quarter 2022	$ 1,164,262
Total	3,578,561	$ 1,178,229
Short term financing agreements
Short-term Debt [Line Items]
Borrowing capacity	$ 3,683,100
Weighted average interest rate	2.60%
Third quarter 2022		1,178,229
Total		$ 1,178,229
Short term financing agreements | Maximum
Short-term Debt [Line Items]
Debt instrument term	10 months
Short term financing agreements | Minimum
Short-term Debt [Line Items]
Debt instrument term	9 months